CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
CONSOLIDATED FINANCIAL STATEMENTS
CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — CONSOLIDATED FINANCIAL STATEMENTS

3.1 — Subsidiaries

Listed below are the significant consolidated subsidiaries:

		Equity Interests
Consolidated company	Country	Total capital (*)
		2025	2024	2023
Gerdau GTL Spain S.L.	Spain	100.00	100.00	100.00
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau	Brazil	100.00	100.00	100.00
Gerdau Ameristeel Corporation and subsidiaries (1)	USA/Canada	100.00	100.00	100.00
Gerdau Açominas S.A. and subsidiary(2)	Brazil	99.89	99.86	99.86
Gerdau Aços Longos S.A. and subsidiaries (3)	Brazil	99.84	99.83	99.83
Gerdau Steel Inc.	Canada	100.00	100.00	100.00
Paraopeba - Fixed-income investment fund (4)	Brazil	77.83	84.49	75.36
Gerdau Hungria Holdings Limited Liability Company	Hungary	100.00	100.00	100.00
GTL Equity Investments Corp.	British Virgin Islands	100.00	100.00	100.00
Empresa Siderúrgica del Perú S.A.A. - Siderperú	Peru	90.03	90.03	90.03
Gerdau GTL México, S.A. de C.V.	Mexico	100.00	100.00	100.00
Seiva S.A. - Florestas e Indústrias	Brazil	97.73	97.73	97.73
Gerdau Laisa S.A.	Uruguai	100.00	100.00	100.00
Sipar Gerdau Inversiones S.A.	Argentina	99.99	99.99	99.99
Sipar Aceros S.A. and subsidiary (5)	Argentina	99.98	99.98	99.98
Gerdau Trade Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Next S.A. and subsidiaries (6)	Brazil	100.00	100.00	100.00

(*)The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly in the subsidiary.

(1)Subsidiaries: Gerdau Ameristeel US Inc., GUSAP III LLP, GNA Financing Inc., Gerdau Macsteel Inc. and Chaparral Steel Company and Gerdau Steel North America Two Corporation.
(2)Subsidiary: Gerdau Açominas Overseas Ltd.
(3)Subsidiaries: SPEs Barro Alto Solar Park (SPE Barro Alto V, SPE Barro Alto VI and SPE Barro Alto VII), Paranatinga Energia S.A., Comercial Gerdau Aços Planos Ltda., Sul Renováveis Participações S.A. and Rio do Sangue Energia S.A..
(4)Fixed-income investment fund managed by Santander Bank. The participation shown refers to the balances applied by the Company in relation to the total fund each year.
(5)Subsidiary: Siderco S.A.
(6)Subsidiaries: G2L Logística S.A., G2base Fundações e Contenções Ltda, G2 Adições Minerais e Químicas Ltda. and Circulabi S.A.

3.2 — Joint ventures

Listed below are the interests in joint ventures:

		Equity Interests
Joint ventures	Country	Total capital (*)
		2025	2024	2023
Bradley Steel Processors (Note 3.4)	Canada	—	50.00	50.00
MRM Guide Rail	Canada	50.00	50.00	50.00
Gerdau Corsa S.A.P.I. de CV	Mexico	75.00	75.00	75.00
Gerdau Summit Aços Fundidos e Forjados S.A. (Note 3.4)	Brazil	—	58.73	58.73
Juntos Somos Mais Fidelização S.A.	Brazil	27.48	27.47	27.16
Addiante S.A.	Brazil	50.00	50.00	50.00
Brasil ao Cubo S.A.	Brazil	44.66	44.66	44.66
MRS Logística S.A.	Brazil	1.32	1.32	1.32
Ubiratã Tecnologia S.A.	Brazil	—	—	50.00
Gerdau Metaldom Corp. (Note 3.4)	Dominican Rep.	—	—	50.00
Diaco S.A. (Note 3.4)	Colombia	—	—	49.85

(*)  The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly held in the joint venture.

Although the Company owns more than 50% of Gerdau Corsa S.A.P.I. de C.V., it does not consolidate the financial statements of these joint venture entities, due to joint control agreements with the other shareholders that prevent the Company from controlling the decisions in conducting the joint venture’s business. The Company has a 1.32% interest in MRS Logística S.A. and, due to the existence of a shareholders’ agreement, it is characterized as a joint venture entity with significant influence outlined in the accounting standard for applying the equity method.

The Company presents the joint venture information in aggregate, since the investments in these entities are not individually material. The summarized financial information of these joint ventures, accounted for under the equity method, is presented below:

	Joint ventures
Joint ventures	2025	2024	2023
Cash and cash equivalents	5,268,140	4,885,784	4,946,614
Total current assets	8,204,754	8,646,770	10,830,003
Total non-current assets	24,726,193	19,743,779	19,799,735
Short-term debt	1,363,974	947,126	1,387,985
Total current liabilities	4,760,141	5,063,501	7,153,365
Long-term debt	9,796,171	8,952,910	6,509,894
Total non-current liabilities	14,146,451	11,436,979	9,547,371
Net sales	13,125,426	13,996,168	20,054,786
Cost of sales	(8,715,528)	(9,659,890)	(12,364,560)
Income before financial income (expences) and taxes	3,283,628	3,404,073	4,516,140
Financial income	1,450,250	1,526,541	736,790
Financial expenses	(2,300,243)	(2,039,335)	(1,585,142)
Income and social contribution taxes	(774,075)	(870,477)	(827,060)
Net income	1,658,916	1,945,071	2,573,019
Depreciation and amortization	(1,693,717)	(1,314,812)	(1,241,155)
Total comprehensive income for the year, net of tax	1,658,916	1,945,071	2,580,649

3.3 — Associate companies

Listed below is the interest in associate companies:

		Equity interests
Associate companies	Country	Total capital (*)
		2025	2024	2023
Dona Francisca Energética S.A.	Brazil	53.94	53.94	51.82
Newave Energia S.A.	Brazil	40.00	40.00	33.33

(*)  The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly.

The Company does not consolidate the Financial Statements of Dona Francisca Energética S.A. despite holding more than 50% of the total capital of this affiliate, due to protection rights granted to other shareholders that prevent the Company from fully implementing decisions regarding the conduct of the affiliate’s business.

The summarized financial information of the associate company, accounted for under the equity method, is presented below:

	Associate companies
Associate companies	2025	2024	2023
Cash and cash equivalents	19,489	89,078	138,389
Total current assets	159,054	173,927	165,048
Total non-current assets	1,330,910	1,064,426	424,053
Total current liabilities	156,974	54,664	122,308
Total non-current liabilities	131,565	53,305	7,965
Net sales	743,021	231,495	80,312
Cost of sales	(724,339)	(136,254)	(41,022)
Income before financial income (expences) and taxes	(14,439)	50,805	(15,033)
Financial income	14,097	2,685	33,528
Financial expenses	(98,037)	(2,619)	(4,793)
Income and social contribution taxes	21,868	(16,617)	(2,557)
Net income	(76,512)	34,254	9,134
Depreciation and amortization	(54,803)	(16,165)	(10,329)
Total comprehensive income for the year, net of tax	(76,512)	34,254	9,134

3.4 — Acquisition of joint venture, associate company and subsidiaries

a) Brasil ao Cubo S.A.

On January 10, 2023, the Company converted into equity interest a convertible loan with the Brasil ao Cubo S.A. in the amount of R$ 141 million. On the same date, the Company also acquired some shareholdings from the original shareholders in the amount of R$ 37 million and, as a result of these operations, became the holder of 44.66% of the total capital of this company. Brasil ao Cubo S.A. operates in the construction of buildings, the manufacture of metallic structures, the manufacture of metal frames, the manufacture of locksmith articles, with the exception of frames, retail trade of construction materials in general and engineering services.

b) Newave Energia S.A.

On March 15, 2023, the Company’s subsidiary Gerdau Next S.A. (“Gerdau Next”) and Fundo Newave Energia I Advisory Fundo de Investimento em Participações Multiestratégia (“NW Capital”), signed an agreement for the subscription of an equity interest in the share capital of Newave Energia S.A. (“Newave”) by Gerdau Next and NW Capital, in the proportions of 33.33% and 66.67%, respectively. On December 31, 2023, the amount paid in by the Company is R$ 388 million.

c) Dales Recycling Partnership

On September 17, 2024, Gerdau Ameristeel US Inc., subsidiary of Gerdau in North America, signed an agreement to acquire the entire ferrous and non-ferrous scrap processing and recycling business of Dales Recycling Partnership. The acquisition price of approximately US$57.4 million (equivalent to R$331.9 million), paid in cash with own available resources. The acquisition generated a goodwill of R$116,396, aims to increase Gerdau’s captive ferrous scrap supply through proprietary channels, supplying raw material to its operations at a competitive cost. The Company also clarifies that this acquisition is aligned with its strategy of growth and competitiveness of operations through assets with greater potential for long-term value generation and expansion of its presence in more profitable markets for its business. The closing of the transaction occurred on November 1, 2024, the date from which Gerdau Ameristeel US Inc. will have control over the Dales Recycling business.

The Company has completed the assessment of the fair value of the assets and liabilities of Dales Recycling and the following table summarizes the fair value of the assets and liabilities at the date of acquisition of control of the company:

		Acquisition’s
	Book Value	adjustments	Fair Value
Inventories	2,524	—	2,524
Property, plant and equipament, net	200,268	12,677	212,945
Assets	202,792	12,677	215,469
Goodwill	—	116,396	116,396
Total assets	202,792	129,073	331,865

The amounts recognized as revenue and net income in the year, attributable to Dales Recycling, included in the Company’s Consolidated Financial Statements since the date of acquisition are not material. Additionally, the revenue and net income that would have been generated by Dales Recycling for the year ended December 31, 2024, if control had been obtained at the beginning of the year, would also not be significant.

d) Barro Alto Solar Park

On December 6, 2024, the Company and its subsidiary Gerdau Aços Longos S.A. entered into instruments with Newave Energia S.A. for the full acquisition of three Special Purpose Entities (SPEs) in the Barro Alto Solar Park, which is under construction in Barro Alto, in the state of Goiás, and through this acquisition, the Company now holds the right to all of the solar energy to be generated by them.

The acquisition of the three SPEs by the Company represents an investment of approximately R$600 million, of which R$300 million comes from its own capital (to be disbursed according to the project execution schedule) and R$300 million comes from financing from the Superintendência de Desenvolvimento do Centro-Oeste (Sudeco), operated by Banco do Brasil. As of December 31, 2024, the Company has already invested R$123,818 in these SPEs.

e) Gerdau Summit Aços Fundidos e Forjados S.A. (Gerdau Summit)

On February 10, 2025, the Company, after fulfilling all the conditions precedent, including approval by the antitrust authorities, concluded the transaction with Sumitomo Corporation and The Japan Steel Works Ltd., for the acquisition of 39.53% and 1.74%, respectively, of the total shares issued by Gerdau Summit Aços Fundidos e Forjados S.A. (“Gerdau Summit”). With the closing of the transaction, the Company owns 100% of the Gerdau Summit’s capital. The acquisition price, paid in cash with own available resources, was approximately US$ 32.6 million (equivalent to R$ 188.6 million on the date of completion of the transaction), and as a result of the acquisition, the Company obtained a gain from a bargain purchase of R$ 37.7 million, due to the acquisition price being lower than the fair value of Gerdau Summit, with the gain being recognized in the income statement of the period. Gerdau Summit, until then a joint venture, with this transaction becomes a subsidiary of the Company.

On May 30, 2025, at the Extraordinary General Meeting, it was decided to incorporate Gerdau Summit into Gerdau S.A., without a capital increase and without the issuance of new shares by the Company, with effect from May 31, 2025.

The Company assessed the fair value of Gerdau Summit’s assets and liabilities and the following table summarizes the fair value of assets and liabilities on the date of acquisition of control of the company:

		Acquisition’s
	Book Value	adjustments	Fair Value
Cash and cash equivalents	49,311	—	49,311
Short-term investiments	2,079	—	2,079
Trade accounts receivable - net	108,989	—	108,989
Inventories	195,266	—	195,266
Other current assets	34,317	—	34,317
Property, plant and equipament, net	323,038	30,743	353,781
Other non-current assets	72,910	—	72,910
Current liabilities	(275,028)	—	(275,028)
Non-current liabilities	(36,943)	—	(36,943)
Assets (Liabilities)	473,939	30,743	504,682
Negative Goodwill (Bargain Purchase)	—	(37,706)	(37,706)
Deferred income taxes	—	12,820	12,820
Assets (Liabilities), net	473,939	5,857	479,796

f) Rio do Sangue Energia S.A.

On March 21, 2025, the Company completed the acquisition, from Atiaia Energia S.A., of all the shares of Rio do Sangue Energia S.A., owner of the Small Hydroelectric Power Plant (“SHP”) called Garganta da Jararaca, for R$ 244.5 million. The acquisition price was paid in cash on the closing date with its own available resources. The SHP is located in the state of Mato Grosso and will supply renewable energy to Gerdau’s steel production units in Brazil, on a self-generation basis. The acquisition of these assets is in line with the Company’s strategy of increasing the cost competitiveness of its business by increasing the self-production of clean energy.

The Company assessed the fair value of the assets and liabilities of Rio do Sangue Energia S.A. and the following table summarizes the fair value of the assets and liabilities on the date of acquisition of control of the company:

		Acquisition’s
	Book Value	adjustments	Fair Value
Current assets	1,205	—	1,205
Property, plant and equipament, net	32,112	—	32,112
Other intangibles	1,949	210,209	212,158
Other non-current assets	400	—	400
Current liabilities	(1,244)	—	(1,244)
Non-current liabilities	(83)	—	(83)
Assets (Liabilities), net	34,339	210,209	244,548

Purchase price			244,548

The amount of R$ 210,209 allocated as other intangible assets in the table above refers to the fair value adjustments from the authorization to operate. The amounts recognized as revenue and net income in the period, attributable to Rio do Sangue Energia S.A., included in the Company’s Consolidated Financial Statements since the acquisition date, are not material. Additionally, the revenue and net income that would have been generated by Rio do Sangue Energia S.A. for the year ended December 31, 2025, if control had been obtained at the beginning of the year, would also not be significant.

g) Comercial Gerdau Aços Planos Ltda.

On April 11, 2025, the Company acquired 100% of the capital of Kloeckner Metals Brasil Ltda. from Klöeckner & Co.SE, for approximately R$ 42.9 million. As a result of the acquisition, the Company realized a gain on a bargain purchase of R$ 3.6 million, since the acquisition price was lower than the fair value of the acquired company, and the gain was recognized in the income statement for the period. The acquisition price was paid in cash with its own available resources. Following the acquisition, the Company changed the name of its new subsidiary to Comercial Gerdau Aços Planos Ltda.. The acquired company’s business purpose is the sale of steel products and metal cutting and bending, among other activities. The amounts recognized as revenue and net income for the year, attributable to Comercial Gerdau Aços Planos Ltda., included in the Company’s Consolidated Financial Statements since the acquisition date, are not material. Additionally, the revenues and net profit that would have been generated by Comercial Gerdau Aços Planos Ltda. for the year ended December 31, 2025, if control had been obtained at the beginning of the year, would also not have been significant.

h) Paranatinga Energia S.A.

On April 28, 2025, the Company, together with Atiaia Energia S.A., completed the acquisition of all the shares of Paranatinga Energia S.A., owner of the Small Hydroelectric Power Plant (SHP) called Paranatinga II, for approximately R$197.2 million, net of consolidated cash of R$ 32.8 million. The acquisition price was paid in cash with its own available resources. This SHP is located in the state of Mato Grosso and will supply renewable energy to Gerdau’s steel production units in Brazil, on a self-production basis. The acquisition of this asset is in line with Gerdau’s strategy of increasing the cost competitiveness of its business by increasing the self-production of clean energy.

The Company assessed the fair value of the assets and liabilities of Paranatinga Energia S.A. and the following table summarizes the fair value of the assets and liabilities on the date of acquisition of control of the company:

		Acquisition’s
	Book Value	adjustments	Fair Value
Cash and cash equivalents	32,805	—	32,805
Other current assets	3,318	—	3,318
Property, plant and equipament, net	59,818	—	59,818
Other intangibles	7,322	129,069	136,391
Other non-current assets	159	—	159
Current liabilities	(2,318)	—	(2,318)
Non-current liabilities	(203)	—	(203)
Assets (Liabilities), net	100,901	129,069	229,970

Purchase price			229,970

The amount of R$ 129,069 allocated as other intangible assets in the table above refers to the fair value adjustments from the authorization to operate. The amounts recognized as revenue and net income in the period, attributable to Paranatinga Energia S.A., included in the Company’s Consolidated Financial Statements since the acquisition date, are not material. Additionally, the revenue and net income that would have been generated by Paranatinga Energia S.A. for the year ended December 31, 2025, if control had been obtained at the beginning of the year, would also not be significant.

i) Bradley Steel Processors Inc. (Bradley)

On December 1, 2025, the Company completed the transaction with John Buller Inc. to acquire 50% of the total outstanding shares of Bradley. Upon closing the transaction, the Company came to own 100% of the share capital of Bradley. The acquisition price, paid in cash with equity, was approximately CAD 6.8 million (equivalent to R$ 27.1 million), and as a result of the acquisition, the Company recognized goodwill of CAD 2.7 million (equivalent to R$ 11.0 million). Bradley, previously a jointly controlled company, becomes a subsidiary of the Company as a result of this transaction. This company is located in Canada and its main business activity is the manufacture of components used in trailers for the transportation industry. The amounts recognized as revenue and net income for the year attributable to Bradley, included in the Company’s Consolidated Financial Statements since the acquisition date, are not material. Additionally, the revenues and net income that Bradley would have generated for the fiscal year ended December 31, 2025, had control been acquired at the beginning of the fiscal year, would also not have been significant.

The Company has assessed the fair value of Bradley’s assets and liabilities, and the following table summarizes the fair value of the assets and liabilities at the date of acquisition of control of the company:

		Acquisition’s
	Book Value	adjustments	Fair Value
Current assets	10,944	—	10,944
Property, plant and equipament, net	2,316	10,498	12,814
Goodwill	—	11,024	11,024
Current liabilities	(3,284)	—	(3,284)
Non-current liabilities	(88)	—	(88)
Assets (Liabilities), net	9,888	21,522	31,410

Fair value of the existing shares			4,311

Purchase price			27,099